SUPPLEMENT TO

CALVERT SOCIALLY RESPONSIBLE FUNDS
PROSPECTUS
CSIF Balanced Portfolio
CSIF Equity Portfolio
CSIF Enhanced Equity Portfolio
CSIF Bond Portfolio
Calvert Social Index Fund
Calvert Large Cap Growth Fund
Calvert Capital Accumulation Fund
CWVF International Equity Fund
Calvert New Vision Small Cap Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

Prospectus dated February 1, 2005
Date of Supplement: August 5, 2005

CALVERT FUND OF FUNDS PROSPECTUS
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

Prospectus dated June 30, 2005
Date of Supplement: August 5, 2005

CALVERT PROSPECTUS
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund

Prospectus dated February 1, 2005
Date of Supplement: August 5, 2005

CALVERT PROSPECTUS
Calvert California Limited-Term Municipal Fund
Calvert Tax-Free Reserves Limited-Term Portfolio
Calvert Tax-Free Reserves Long-Term Portfolio
Calvert National Municipal Intermediate Fund
Calvert Tax-Free Reserves Vermont Municipal Portfolio

Prospectus dated May 1, 2005
Date of Supplement: August 5, 2005

The following is added to the section "Reduced Sales Charges -- Other Circumstances" in each of the above-referenced Prospectuses:

For the 90-day period beginning August 19, 2005, and ending November 16, 2005, the clients of Edward D. Jones & Co., L.P. who are eligible for the Edward Jones Free Switch Program may purchase Class A Shares of any Calvert Fund at net asset value.